                         AIM AGGRESSIVE ALLOCATION FUND
                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                         Supplement dated April 1, 2005
        to the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 16, 2004,
           September 17, 2004, September 28, 2004, October 12, 2004,
                     October 27, 2004 and December 20, 2004

The following categories are added after the 15th bullet appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - PURCHASES OF CLASS A SHARES AT NET ASSET VALUE" on page 56:

         o        "Insurance company separate accounts;

         o Retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if:

                  a. such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

                  b. the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

                  c. the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.

         o Transfers to IRAs that are attributable to AIM Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

         o Rollovers from AIM-held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an AIM IRA."

The following replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - REDEMPTION IN KIND" on page 65:


         "Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind, if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of a Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election."

The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND POSITION(S)     TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(S)
          HELD WITH THE TRUST              AND/OR                                                         HELD BY TRUSTEE
                                          OFFICER
                                           SINCE
OTHER OFFICERS
---------------------------------------- ----------- ------------------------------------------------ -------------------------

Russell C. Burk(5) - 1958                2005        Formerly: Director of Compliance and Assistant   N/A
Senior Vice President                                General Counsel, ICON Advisers, Inc.;
                                                     Financial Consultant, Merrill Lynch; General
                                                     Counsel and Director of Compliance, ALPS
                                                     Mutual Funds, Inc.

J. Philip Ferguson(6) - 1945             2005        Senior Vice President and Chief Investment       N/A
Vice President                                       Officer, A I M Advisors Inc.; Director,
                                                     Chairman, Chief Executive Officer, President
                                                     and Chief Investment Officer, A I M Capital
                                                     Management, Inc; Executive Vice President,
                                                     A I M Management Group Inc.

                                                     Formerly:  Senior Vice President, AIM Private
                                                     Asset Management, Inc.; Chief Equity Officer,
                                                     and Senior Investment Officer, A I M Capital
                                                     Management, Inc.; and Managing Partner,
                                                     Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."



Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS - OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                            INSTITUTIONAL CLASSES OF

                         AIM AGGRESSIVE ALLOCATION FUND
                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                         Supplement dated April 1, 2005
        to the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 16, 2004,
            August 9, 2004, September 17, 2004, September 28, 2004,
            October 12, 2004, October 27, 2004 and December 20, 2004

The following replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - REDEMPTION IN KIND" on page 48:

               "Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind, if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of a Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election."

The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND POSITION(S)     TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(S)
          HELD WITH THE TRUST              AND/OR                                                         HELD BY TRUSTEE
                                          OFFICER
                                           SINCE
OTHER OFFICERS
---------------------------------------- ----------- ------------------------------------------------ -------------------------

Russell C. Burk(5) - 1958                2005        Formerly: Director of Compliance and Assistant   N/A
Senior Vice President                                General Counsel, ICON Advisers, Inc.;
                                                     Financial Consultant, Merrill Lynch; General
                                                     Counsel and Director of Compliance, ALPS
                                                     Mutual Funds, Inc.

J. Philip Ferguson(6) - 1945             2005        Senior Vice President and Chief Investment       N/A
Vice President                                       Officer, A I M Advisors Inc.; Director,
                                                     Chairman, Chief Executive Officer, President
                                                     and Chief Investment Officer, A I M Capital
                                                     Management, Inc; Executive Vice President,
                                                     A I M Management Group Inc.

                                                     Formerly:  Senior Vice President, AIM Private
                                                     Asset Management, Inc.; Chief Equity Officer,
                                                     and Senior Investment Officer, A I M Capital
                                                     Management, Inc.; and Managing Partner,
                                                     Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."

Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS - OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.





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